Note 12 - Basic and Diluted Income (Loss) Per Share (Details) - Basic and Diluted Income (Loss) Per Share (USD $)	3 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Note 12 - Basic and Diluted Income (Loss) Per Share (Details) - Basic and Diluted Income (Loss) Per Share [Line Items]
Income (loss) available to common stockholders (in Dollars)	$ 2,201,435	$ (1,340,133)
Weighted average number of common shares for basic income (loss) per share	22,280,330	17,906,937
Dilutive effect of
Deferred share units	45,365
Weighted average number of common shares for diluted income (loss) per share	23,561,129	17,906,937
Basic income (loss) per share (in Dollars per share)	$ 0.10	$ (0.07)
Diluted income (loss) per share (in Dollars per share)	$ 0.09	$ (0.07)
Employee Stock Option [Member]
Dilutive effect of
Options and Warrants	393,841
Warrant [Member]
Dilutive effect of
Options and Warrants	841,594